Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Line Items]
Schedule of Carrying Amounts of the Group's Right-of-Use Assets and the Movements

The carrying amounts of the Group’s right-of-use assets and the movements during the Relevant Periods are as follows:

	Offices	Office equipment	Total
	$’000	$’000	$’000
As of January 1, 2023	2,086	76	2,162
Additions	—	—	—
Depreciation provided during the year	(931)	(53)	(984)
Exchange differences	(23)	(1)	(24)
As of December 31, 2023	1,132	22	1,154

	Offices	Office equipment	Total
	$’000	$’000	$’000
As of January 1, 2024	1,132	22	1,154
Additions	687	0	687
Depreciation provided during the year	(851)	(15)	(866)
Exchange differences	(13)	(0)	(13)
As of December 31, 2024	955	7	962

Schedule of Carrying Amount of Lease Liabilities and the Movements

The carrying amount of lease liabilities and the movements during the Relevant Periods are as follows:

Lease liabilities
$’000
As of January 1, 2023	(2,237)
Additions	—
Accretion of interest recognized during the year	(83)
Payments	1,103
Exchange differences	26
As of December 31, 2023	(1,191)
As of January 1, 2024	(1,191)
Additions	(687)
Accretion of interest recognized during the year	(50)
Payments	1,020
Exchange differences	12
As of December 31, 2024	(896)

Schedule of Amounts Recognized in Profit or Loss in Relation to Leases	The amounts recognized in profit or loss in relation to leases are as follows:
	Year ended December 31,
	2022	2023	2024
	$’000	$’000	$’000
Interest on lease liabilities	133	83	50
Depreciation charge of right-of-use assets	1,090	984	866
Total amount recognized in profit or loss	1,223	1,067	916

Lease liabilities [member]
Leases [Line Items]
Schedule of Carrying Amount of Lease Liabilities and the Movements
	2023	2024
	$’000	$’000
Analyzed into:
Current portion	722	471
Non-current portion	469	425
Total	1,191	896